Advances for Other Fixed Assets under Construction (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended					12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Fujairah Inland Storage Facility	Jul. 02, 2010 Fujairah Inland Storage Facility	Dec. 31, 2012 Las Palmas Inland Storage Facility	Dec. 31, 2012 Panama Inland Storage Facility	Aug. 11, 2011 Panama Inland Storage Facility	Dec. 31, 2012 Other fixed assets	Dec. 31, 2011 Other fixed assets	Dec. 31, 2010 Other fixed assets
Duration of lease agreement					25 years			20 years
Total estimated cost					$ 110,000
Advances for other fixed assets under construction	103,112	40,746		99,625
Contractual obligation due in next twelve months				10,000
Leased improvement costs capitalized						2,360	1,127
Total interest capitalized	$ 2,414	$ 1,147	$ 901						$ 2,356	$ 787	$ 0